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                     Semi-Annual Report
                     April 30, 2001

                     Mercury
                     Large Cap
                     Value Fund
                     Of Mercury Large Cap Series Funds, Inc.

MASTER LARGE CAP
VALUE PORTFOLIO

AS OF APRIL 30, 2001
================================================================================

Ten Largest                                                           Percent of
Equity Holdings                                                       Net Assets
================================================================================
Exxon Mobil Corporation                                                   2.7%
--------------------------------------------------------------------------------
Philip Morris Companies Inc.                                              2.7
--------------------------------------------------------------------------------
Johnson & Johnson                                                         2.5
--------------------------------------------------------------------------------
Fannie Mae                                                                2.2
--------------------------------------------------------------------------------
Chevron Corporation                                                       1.9
--------------------------------------------------------------------------------
Citigroup Inc.                                                            1.9
--------------------------------------------------------------------------------
Freddie Mac                                                               1.7
--------------------------------------------------------------------------------
U.S. Bancorp                                                              1.6
--------------------------------------------------------------------------------
El Paso Corporation                                                       1.5
--------------------------------------------------------------------------------
The Allstate Corporation                                                  1.5
--------------------------------------------------------------------------------

Ten Largest                                                           Percent of
Industries                                                            Net Assets
================================================================================
Oil & Gas                                                                21.3%
--------------------------------------------------------------------------------
Health Care Providers & Services                                         13.4
--------------------------------------------------------------------------------
Diversified Financials                                                    8.6
--------------------------------------------------------------------------------
Electric Utilities                                                        7.8
--------------------------------------------------------------------------------
Banks                                                                     7.3
--------------------------------------------------------------------------------
Insurance                                                                 4.4
--------------------------------------------------------------------------------
Tobacco                                                                   3.7
--------------------------------------------------------------------------------
Commercial Services & Supplies                                            3.6
--------------------------------------------------------------------------------
Multiline Retail                                                          3.4
--------------------------------------------------------------------------------
Food & Drug Retailing                                                     3.3
--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS/TRUSTEES

Terry K. Glenn, President and
  Director/Trustee
James H. Bodurtha, Director/Trustee
Herbert I. London, Director/Trustee
Joseph L. May, Director/Trustee
Andre F. Perold, Director/Trustee
Roberta Cooper Ramo, Director/Trustee
Robert C. Doll, Jr., Senior Vice President
  and Portfolio Manager
Linda J. Gardner, Vice President
Philip E. Laverson, Vice President
Donald C. Burke, Vice President and
  Treasurer
Alice A. Pellegrino, Secretary

--------------------------------------------------------------------------------
Arthur Zeikel, Director/Trustee of Mercury Large Cap Value Fund, has recently retired. The Fund's Board of Directors/Trustees wishes Mr. Zeikel well in his retirement.
--------------------------------------------------------------------------------

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


                 April 30, 2001 (2) Mercury Large Cap Value Fund

DEAR SHAREHOLDER

Mercury Large Cap Value Fund invests primarily in a diversified portfolio of equity securities of large cap companies that Fund management selects from among those included in the unmanaged Russell 1000(R) Value Index. Our investment process attempts to add value through both security selection and portfolio construction. Security selection involves the use of quantitative selection criteria including earnings momentum, earnings surprise and valuation. These criteria are input into a proprietary quantitative model and are subject to selective fundamental overrides. Portfolio construction consists of an optimization process with risk management controlling style, capitalization, sectors and individual security selection.

Portfolio Matters

For the six months ended April 30, 2001, the Fund's Class I, Class A, Class B and Class C Shares had total returns of +0.66%, +0.54%, +0.16% and +0.16%, respectively. Since inception (December 22, 1999) through April 30, 2001, the Fund's Class I, Class A, Class B and Class C Shares had total returns of +18.27%, +17.93%, +16.68% and +16.69%, respectively. (Fund results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 5 and 6 of this report to shareholders.) This compares favorably to the -0.14% total return of the Russell 1000(R) Value Index for the six months ended April 30, 2000.

While absolute performance in the markets was difficult during the last six months, we used the period to gain relative performance compared to our benchmarks and competitive peer groups. The largest significant positive contributors to performance included our overweighted position in energy, our underweighted position in telecommunications services, and our stock selection in consumer staples. Other positive contributors to the Fund's performance included Ultramar Diamond Shamrock Corporation, our underweighted position in SBC Communications Inc., Occidental Petroleum Corporation, Valero Energy Corporation and Loews Corporation. The largest negative contributor to performance was our allocation to and stock selection within information technology. Other detractors to performance included Solectron Corporation, CNET Networks, Inc. and Edison International.

During the period, we reduced our dependence on economic growth and became somewhat more defensive in our holdings. We also increased our exposure to US earnings, believing that economic weakness will spread overseas, especially to Europe. We added to our positions in utilities, consumer discretionary and consumer staples, while reducing weightings in information technology and industrials. Largest purchases included Fannie Mae, Johnson & Johnson, Exxon Mobil Corporation, U.S. Bancorp and Philip Morris Companies Inc. Largest sales included International Rectifier Corp., The Boeing Company and FleetBoston Financial Corporation.


                 April 30, 2001 (3) Mercury Large Cap Value Fund

We are positioned somewhat defensively, anticipating that the economic and earnings turnaround is several months away. As a result, we are above benchmark weights in energy and health care and underweighted in information technology. We remain tilted toward the lower end of the permissible capitalization range, anticipating continued outperformance of mid and large cap securities relative to mega cap securities.

In Conclusion

We thank you for your investment in Mercury Large Cap Value Fund, and we look forward to reviewing our outlook and strategy with you in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn                                /s/ Robert C. Doll, Jr.

Terry K. Glenn                                    Robert C. Doll, Jr.
President and Director/Trustee                    Senior Vice President and
                                                  Portfolio Manager

June 8, 2001


                 April 30, 2001 (4) Mercury Large Cap Value Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator voluntarily waived a portion of its administration fee. Without such waiver, the Fund's performance would have been lower.


                 April 30, 2001 (5) Mercury Large Cap Value Fund

FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN
================================================================================
                                                       % Return        % Return
                                                     Without Sales    With Sales
Class I Shares*                                         Charge         Charge**
================================================================================
One Year Ended
3/31/01                                                  +1.72%          -3.62%
--------------------------------------------------------------------------------
Inception (12/22/99)
through 3/31/01                                          +7.83           +3.36
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                       % Return        % Return
                                                     Without Sales    With Sales
Class A Shares*                                         Charge         Charge**
================================================================================
One Year Ended
3/31/01                                                  +1.51%          -3.82%
--------------------------------------------------------------------------------
Inception (12/22/99)
through 3/31/01                                          +7.58           +3.11
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                        % Return        % Return
                                                         Without          With
Class B Shares*                                           CDSC           CDSC**
================================================================================
One Year Ended
3/31/01                                                   +0.66%          -3.23%
--------------------------------------------------------------------------------
Inception (12/22/99)
through 3/31/01                                           +6.72           +3.61
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**    Assuming payment of applicable contingent deferred sales charge.

                                                        % Return        % Return
                                                         Without          With
Class C Shares*                                           CDSC           CDSC**
================================================================================
One Year Ended
3/31/01                                                   +0.70%          -0.28%
--------------------------------------------------------------------------------
Inception (12/22/99)
through 3/31/01                                           +6.74           +6.74
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS*
================================================================================
                              6 Month            12 Month        Since Inception
As of April 30, 2001       Total Return        Total Return       Total Return
================================================================================
Class I                         +0.66%              +9.11%              +18.27%
--------------------------------------------------------------------------------
Class A                         +0.54               +8.89               +17.93
--------------------------------------------------------------------------------
Class B                         +0.16               +8.04               +16.68
--------------------------------------------------------------------------------
Class C                         +0.16               +8.05               +16.69
--------------------------------------------------------------------------------
* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the period shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. Performance results are for a limited pool of assets. The Fund commenced operations on 12/22/99.


                April 30, 2001 (6) Mercury Large Cap Value Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of April 30, 2001
--------------------------------------------------------------------------------

MERCURY LARGE CAP VALUE FUND
================================================================================

Assets:

Investment in a Master Large Cap Value Portfolio, at value (identified
  cost--$1,525,825)                                                      $ 1,664,604
                                                                         -----------
Total assets                                                               1,664,604
                                                                         -----------
------------------------------------------------------------------------------------

Liabilities:

Payable to distributor                                                           667
                                                                         -----------
Total liabilities                                                                667
                                                                         -----------
------------------------------------------------------------------------------------

Net Assets:

Net assets                                                               $ 1,663,937
                                                                         ===========
------------------------------------------------------------------------------------

Net Assets Consist of:

Class I Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                          $     1,299
Class A Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                                1,634
Class B Shares of Common Stock, $.10 par value,
  200,000,000 shares authorized                                               10,449
Class C Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                                1,341
Paid-in capital in excess of par                                           1,555,528
Accumulated investment loss--net                                              (2,645)
Accumulated realized capital losses on investments from
  the Portfolio--net                                                         (42,448)
Unrealized appreciation on investments from the Portfolio--net               138,779
                                                                         -----------
Net assets                                                               $ 1,663,937
                                                                         ===========
------------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $147,860 and 12,991 shares
  outstanding                                                            $     11.38
                                                                         ===========

Class A--Based on net assets of $185,730 and 16,341 shares
  outstanding                                                            $     11.37
                                                                         ===========
Class B--Based on net assets of $1,178,521 and 104,493 shares
  outstanding                                                            $     11.28
                                                                         ===========
Class C--Based on net assets of $151,826 and 13,412 shares
  outstanding                                                            $     11.32
                                                                         ===========
------------------------------------------------------------------------------------

See Notes to Financial Statements.


                 April 30, 2001 (7) Mercury Large Cap Value Fund

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2001
--------------------------------------------------------------------------------

MERCURY LARGE CAP VALUE FUND
================================================================================

Investment Income:

Investment income allocated from the Portfolio                                         $  6,016
Expenses allocated from the Portfolio                                                    (2,880)
                                                                                       --------
Net investment income from the Portfolio                                                  3,136
                                                                                       --------
-----------------------------------------------------------------------------------------------

Expenses:

Registration fees                                                          $ 25,925
Printing and shareholder reports                                             12,395
Professional fees                                                             6,893
Offering costs                                                                3,952
Account maintenance and distribution fees--Class B                            1,808
Account maintenance and distribution fees--Class C                              702
Administration fees                                                             659
Accounting services                                                             234
Account maintenance fees--Class A                                               191
                                                                           --------
Total expenses before reimbursement                                          52,759
Reimbursement of expenses                                                   (46,978)
                                                                           --------
Total expenses after reimbursement                                                        5,781
                                                                                       --------
Investment loss--net                                                                     (2,645)
                                                                                       --------
-----------------------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) from the
Portfolio--Net:

Realized loss on investments from the Portfolio--net                                    (40,413)
Change in unrealized appreciation on investments from the Portfolio--net                 71,196
                                                                                       --------
Net Increase in Net Assets Resulting from Operations                                   $ 28,138
                                                                                       ========
-----------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                 April 30, 2001 (8) Mercury Large Cap Value Fund

STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY LARGE CAP VALUE FUND
================================================================================

                                                                  For the Six     For the Period
                                                                 Months Ended     Dec. 22, 1999+
 Increase (Decrease) in Net Assets:                             April 30, 2001   to Oct. 31, 2000
-------------------------------------------------------------------------------------------------
 Operations:

 Investment loss--net                                            $    (2,645)         $    (2,894)
 Realized gain (loss) on investments from the Portfolio--net         (40,413)              20,146
 Change in unrealized appreciation on investments from
   the Portfolio--net                                                 71,196               67,583
                                                                 --------------------------------
 Net increase in net assets resulting from operations                 28,138               84,835
                                                                 --------------------------------
-------------------------------------------------------------------------------------------------

 Distributions to Shareholders:

 Realized gain on investments from the Portfolio--net:
   Class I                                                            (5,288)                  --
   Class A                                                            (5,001)                  --
   Class B                                                            (7,748)                  --
   Class C                                                            (4,144)                  --
                                                                 --------------------------------
 Net decrease in net assets resulting from distributions
   to shareholders                                                   (22,181)                  --
                                                                 --------------------------------
-------------------------------------------------------------------------------------------------

 Capital Share Transactions:

 Net increase in net assets derived from capital
   share transactions                                              1,073,145                   --
                                                                 --------------------------------
-------------------------------------------------------------------------------------------------

 Net Assets:

 Total increase in net assets                                      1,079,102               84,835
 Beginning of period                                                 584,835              500,000
                                                                 --------------------------------
 End of period*                                                  $ 1,663,937          $   584,835
                                                                 ================================
-------------------------------------------------------------------------------------------------
*Accumulated investment loss--net                                $    (2,645)                  --
                                                                 ================================
-------------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


                 April 30, 2001 (9) Mercury Large Cap Value Fund

FINANCIAL HIGHLIGHTS

MERCURY LARGE CAP VALUE FUND
================================================================================

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                        Class I
                                                            ---------------------------------
                                                             For the Six      For the Period
                                                            Months Ended      Dec. 22, 1999+
Increase (Decrease) in Net Asset Value:                    April 30, 2001    to Oct. 31, 2000
---------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                        $       11.75       $       10.00
                                                            ---------------------------------
Investment income (loss)--net                                         .01                (.01)
Realized and unrealized gain on investments
  from the Portfolio--net                                             .04                1.76
                                                            ---------------------------------
Total from investment operations                                      .05                1.75
                                                            ---------------------------------
Less distributions from realized gain on investments
  from the Portfolio--net                                            (.42)                 --
                                                            ---------------------------------
Net asset value, end of period                              $       11.38       $       11.75
                                                            =================================
---------------------------------------------------------------------------------------------

Total Investment Return:

Based on net asset value per share                                   .66%+++           17.50%+++
                                                            =================================
---------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                                    1.45%*              1.53%*
                                                            =================================
Expenses++                                                         12.69%*             40.33%*
                                                            =================================
Investment income (loss)--net                                        .11%*              (.07%)*
                                                            =================================
---------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                    $         148       $         147
                                                            =================================
---------------------------------------------------------------------------------------------

  *   Annualized.
  +   Commencement of operations.
 ++   Includes the Fund's share of the Portfolio's allocated expenses.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


                April 30, 2001 (10) Mercury Large Cap Value Fund

FINANCIAL HIGHLIGHTS
(CONTINUED)

MERCURY LARGE CAP VALUE FUND
================================================================================

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                      Class A
                                                           ---------------------------------
                                                            For the Six      For the Period
                                                           Months Ended      Dec. 22, 1999+
Increase (Decrease) in Net Asset Value:                   April 30, 2001    to Oct. 31, 2000
--------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                       $       11.73       $       10.00
                                                           ---------------------------------
Investment loss--net                                                (.01)               (.03)
Realized and unrealized gain on investments
  from the Portfolio--net                                            .05                1.76
                                                           ---------------------------------
Total from investment operations                                     .04                1.73
                                                           ---------------------------------
Less distributions from realized gain on investments
  from the Portfolio--net                                           (.40)                 --
                                                           ---------------------------------
Net asset value, end of period                             $       11.37       $       11.73
                                                           =================================
--------------------------------------------------------------------------------------------

Total Investment Return:

Based on net asset value per share                                  .54%+++           17.30%+++
                                                           =================================
--------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                                   1.72%*              1.78%*
                                                           =================================
Expenses++                                                        13.17%*             40.58%*
                                                           =================================
Investment loss--net                                               (.17%)*             (.32%)*
                                                           =================================
--------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                   $         186       $         146
                                                           =================================
--------------------------------------------------------------------------------------------

  *   Annualized.
  +   Commencement of operations.
 ++   Includes the Fund's share of the Portfolio's allocated expenses.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


                April 30, 2001 (11) Mercury Large Cap Value Fund

FINANCIAL HIGHLIGHTS
(CONTINUED)

MERCURY LARGE CAP VALUE FUND
================================================================================

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                         Class B
                                                            -----------------------------------
                                                            For the Six         For the Period
                                                            Months Ended        Dec. 22, 1999+
Increase (Decrease) in Net Asset Value:                    April 30, 2001      to Oct. 31, 2000
-----------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                        $       11.65         $       10.00
                                                            -----------------------------------
Investment loss--net                                                 (.02)                 (.10)
Realized and unrealized gain on investments
  from the Portfolio--net                                             .02                  1.75
                                                            -----------------------------------
Total from investment operations                                      .00                  1.65
                                                            -----------------------------------
Less distributions from realized gain on investments
  from the Portfolio--net                                            (.37)                   --
                                                            -----------------------------------
Net asset value, end of period                              $       11.28         $       11.65
                                                            ===================================
-----------------------------------------------------------------------------------------------

Total Investment Return:

Based on net asset value per share                                   .16%+++             16.50%+++
                                                            ===================================
-----------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                                    2.50%*                2.52%*
                                                            ===================================
Expenses++                                                         14.97%*               41.34%*
                                                            ===================================
Investment loss--net                                               (1.08%)*              (1.07%)*
                                                            ===================================
-----------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                    $       1,178         $         146
                                                            ===================================
-----------------------------------------------------------------------------------------------

  *   Annualized.
  +   Commencement of operations.
 ++   Includes the Fund's share of the Portfolio's allocated expenses.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


                April 30, 2001 (12) Mercury Large Cap Value Fund

FINANCIAL HIGHLIGHTS
(CONCLUDED)

MERCURY LARGE CAP VALUE FUND
================================================================================

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                          Class C
                                                            -----------------------------------
                                                              For the Six       For the Period
                                                             Months Ended       Dec. 22, 1999+
Increase (Decrease) in Net Asset Value:                     April 30, 2001     to Oct. 31, 2000
-----------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                        $       11.65         $       10.00
                                                            -----------------------------------
Investment loss--net                                                 (.05)                 (.10)
Realized and unrealized gain on investments
  from the Portfolio--net                                             .05                  1.75
                                                            -----------------------------------
Total from investment operations                                      .00                  1.65
                                                            -----------------------------------
Less distributions from realized gain on investments
  from the Portfolio--net                                            (.33)                   --
                                                            -----------------------------------
Net asset value, end of period                              $       11.32         $       11.65
                                                            ===================================
-----------------------------------------------------------------------------------------------

Total Investment Return:

Based on net asset value per share                                   .16%+++             16.50%+++
                                                            ===================================
-----------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                                    2.46%*                2.52%*
                                                            ===================================
Expenses++                                                         13.71%*               41.34%*
                                                            ===================================
Investment loss--net                                                (.90%)*              (1.07%)*
                                                            ===================================
-----------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                    $         152         $         146
                                                            ===================================
-----------------------------------------------------------------------------------------------

  *   Annualized.
  +   Commencement of operations.
 ++   Includes the Fund's share of the Portfolio's allocated expenses.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


                April 30, 2001 (13) Mercury Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY LARGE CAP VALUE FUND
================================================================================

(1)   Significant Accounting Policies:

      Mercury Large Cap Value Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Large Cap Value Portfolio (the "Portfolio"), which is a portfolio of Master Large Cap Series Trust that has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at April 30, 2001 was 0.5%. The Fund offers four classes of shares. Class I and Class A are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      (b) Investment income and expenses--The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.


                April 30, 2001 (14) Mercury Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

      (d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

      (e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

      (f) Investment transactions--Investment transactions in the Portfolio are accounted for on a trade date basis.

(2)   Transactions with Affiliates:

      Effective January 17, 2001, the Fund has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended April 30, 2001, FAM earned fees of $659, all of which was waived. In addition, FAM reimbursed the Fund $46,319 in additional expenses.

      The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                                   Account          Distribution
                                                Maintenance Fee          Fee
      ==========================================================================
      Class A                                        .25%                --
      --------------------------------------------------------------------------
      Class B                                        .25%               .75%
      --------------------------------------------------------------------------
      Class C                                        .25%               .75%
      --------------------------------------------------------------------------


                April 30, 2001 (15) Mercury Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co. and selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and select dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

      For the six months ended April 30, 2001, MLPF&S received contingent deferred sales charges of $241 relating to transactions in Class B Shares.

      Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

(3)   Investments:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2001 were $1,298,244 and $252,697, respectively.


                April 30, 2001 (16) Mercury Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

(4)   Capital Share Transactions:

      Net increase in net assets derived from capital share transactions was $1,073,145 for the six months ended April 30, 2001. Prior to December 22, 1999 (commencement of operations), the Fund issued 12,500 shares of each class to FAM for $125,000 per class.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Six Months Ended April 30, 2001      Shares     Dollar Amount
      ------------------------------------------------------------------------------------
      Shares issued to shareholders in reinvestment
        of distributions                                             491      $     5,288
                                                                   -----------------------
      Net increase                                                   491      $     5,288
                                                                   =======================
      ------------------------------------------------------------------------------------

      Class A Shares for the Six Months Ended April 30, 2001      Shares     Dollar Amount
      ------------------------------------------------------------------------------------
      Shares sold                                                  3,552      $    38,141
      Shares issued to shareholders in reinvestment
        of distributions                                             465            5,001
                                                                   -----------------------
      Total issued                                                 4,017           43,142
      Shares redeemed                                               (176)          (1,927)
                                                                   -----------------------
      Net increase                                                 3,841      $    41,215
                                                                   =======================
      ------------------------------------------------------------------------------------

      Class B Shares for the Six Months Ended April 30, 2001       Shares    Dollar Amount
      ------------------------------------------------------------------------------------
      Shares sold                                                  94,088      $ 1,039,031
      Shares issued to shareholders in reinvestment
        of distributions                                              723            7,748
                                                                   -----------------------
      Total issued                                                 94,811        1,046,779
      Shares redeemed                                              (2,818)         (30,168)
                                                                   -----------------------
      Net increase                                                 91,993      $ 1,016,611
                                                                   =======================
      ------------------------------------------------------------------------------------

      Class C Shares for the Six Months Ended April 30, 2001       Shares    Dollar Amount
      ------------------------------------------------------------------------------------
      Shares sold                                                     526      $     5,887
      Shares issued to shareholders in reinvestment
        of distributions                                              386            4,144
                                                                   -----------------------
      Net increase                                                    912      $    10,031
                                                                   =======================
      ------------------------------------------------------------------------------------


                April 30, 2001 (17) Mercury Large Cap Value Fund

SCHEDULE OF INVESTMENTS

MASTER LARGE CAP VALUE PORTFOLIO
================================================================================

                        Shares                                                      Percent of
Industry                 Held             Common Stocks                   Value     Net Assets
----------------------------------------------------------------------------------------------
Consumer Discretionary

Hotels, Restaurants     55,000     +International Game Technology       $3,076,150     1.0%
& Leisure              111,000      Wendy's International, Inc.          2,811,630     0.9
----------------------------------------------------------------------------------------------
Household Durables     103,000      Fortune Brands, Inc.                 3,208,450     1.0
                        59,000      Whirlpool Corporation                3,290,430     1.1
----------------------------------------------------------------------------------------------
Multiline Retail        82,000     +Federated Department Stores, Inc.    3,524,360     1.1
                        99,000      The May Department Stores
                                    Company                              3,687,750     1.2
                        95,000      Sears, Roebuck & Co.                 3,500,750     1.1
----------------------------------------------------------------------------------------------
Specialty Retail        45,000     +AutoNation, Inc.                       488,250     0.2
                       112,000      The TJX Companies, Inc.              3,508,960     1.1
                        56,000      The Talbots, Inc.                    2,343,600     0.7
                        14,200     +Toys 'R' Us, Inc.                      352,160     0.1
----------------------------------------------------------------------------------------------
                                    Total Consumer Discretionary
                                    (Cost--$29,123,284)                 29,792,490     9.5
----------------------------------------------------------------------------------------------
Consumer Staples

Food & Drug            107,000      Albertson's, Inc.                    3,573,800     1.1
Retailing              149,000     +The Kroger Co.                       3,365,910     1.1
                       124,000      SYSCO Corporation                    3,486,880     1.1
----------------------------------------------------------------------------------------------
Food Products          287,000      Archer-Daniels-Midland Company       3,418,170     1.1
----------------------------------------------------------------------------------------------
Tobacco                165,000      Philip Morris Companies Inc.         8,268,150     2.7
                       108,000      UST Inc.                             3,250,800     1.0
----------------------------------------------------------------------------------------------
                                    Total Consumer Staples
                                    (Cost--$23,183,351)                 25,363,710     8.1
----------------------------------------------------------------------------------------------
Energy

Energy Equipment        43,000     Helmerich & Payne, Inc.               2,202,890     0.7
& Services
----------------------------------------------------------------------------------------------
Oil & Gas               41,000     Amerada Hess Corporation              3,587,500     1.1
                        56,000     Anadarko Petroleum Corporation        3,618,720     1.2
                        75,000     Ashland Inc.                          3,229,500     1.0
                        74,000     Burlington Resources Inc.             3,493,540     1.1
                        62,000     Chevron Corporation                   5,986,720     1.9
                        56,000     Devon Energy Corporation              3,304,560     1.1
                        21,000     Equitable Resources, Inc.             1,680,000     0.5
                        95,000     Exxon Mobil Corporation               8,417,000     2.7
                        47,000     Kerr-McGee Corporation                3,367,550     1.1
                        14,100     Murphy Oil Corporation                1,156,200     0.4
                        10,000     Noble Affiliates, Inc.                  434,700     0.1
                       130,000     Occidental Petroleum Corporation      3,915,600     1.3
                       172,000     Ocean Energy Inc.                     3,183,720     1.0
                        62,000     Phillips Petroleum Company            3,695,200     1.2
                        89,000     Sunoco, Inc.                          3,383,780     1.1


                April 30, 2001 (18) Mercury Large Cap Value Fund

SCHEDULE OF INVESTMENTS
(CONTINUED)

================================================================================

              Shares                                                                    Percent of
Industry       Held             Common Stocks                               Value       Net Assets
--------------------------------------------------------------------------------------------------
Energy (concluded)

Oil & Gas     116,000          USX-Marathon Group                        $ 3,707,360        1.2%
(concluded)    73,000          Ultramar Diamond Shamrock
                               Corporation                                 3,293,030        1.1
               94,000          Unocal Corporation                          3,587,040        1.1
               70,000          Valero Energy Corporation                   3,371,200        1.1
--------------------------------------------------------------------------------------------------
                               Total Energy (Cost--$58,036,938)           68,615,810       22.0
--------------------------------------------------------------------------------------------------
Financials

Banks          15,000          BB&T Corporation                              531,300        0.2
               96,000          Golden State Bancorp Inc.                   2,860,800        0.9
               54,000          Golden West Financial Corporation           3,169,800        1.0
               91,000          GreenPoint Financial Corp.                  3,348,800        1.1
               73,000          SouthTrust Corporation                      3,471,150        1.1
              234,000          U.S. Bancorp                                4,956,120        1.6
               90,000          Washington Mutual, Inc.                     4,493,700        1.4
--------------------------------------------------------------------------------------------------
Diversified   119,000          Citigroup Inc.                              5,848,850        1.9
Financials     76,000          Countrywide Credit Industries, Inc.         3,242,920        1.0
               87,000          Fannie Mae                                  6,982,620        2.2
               80,000          Freddie Mac                                 5,264,000        1.7
               33,000          Household International, Inc.               2,112,660        0.7
               48,000          USA Education Inc.                          3,412,800        1.1
--------------------------------------------------------------------------------------------------
Insurance     109,000          The Allstate Corporation                    4,550,750        1.5
               19,000          American International Group, Inc.          1,554,200        0.5
               56,000          Loews Corporation                           3,774,960        1.2
              115,000          Old Republic International
                               Corporation                                 3,322,350        1.1
                8,000          The St. Paul Companies, Inc.                  360,800        0.1
--------------------------------------------------------------------------------------------------
                               Total Financials
                               (Cost--$60,575,409)                        63,258,580       20.3
--------------------------------------------------------------------------------------------------
Health Care

Health Care    25,000          Becton, Dickinson and Company                808,750         0.3
Equipment &    11,000          DENTSPLY International Inc.                  430,980         0.1
Supplies       65,000          Hillenbrand Industries, Inc.               3,282,500         1.1
--------------------------------------------------------------------------------------------------
Health Care    36,000          CIGNA Corporation                          3,841,200         1.2
Providers      32,000         +Express Scripts, Inc. (Class A)            2,716,800         0.9
& Services    107,000          HCA--The Healthcare Corporation            4,140,900         1.3
              241,000         +HEALTHSOUTH Corporation                    3,386,050         1.1
              168,000         +Health Management Associates, Inc.
                               (Class A)                                  3,010,560         1.0
              119,000          McKesson HBOC, Inc.                        3,669,960         1.2
               26,000         +Quest Diagnostics Incorporated             3,203,200         1.0
               85,000         +Tenet Healthcare Corporation               3,794,400         1.2
               59,000         +Trigon Healthcare, Inc.                    3,552,390         1.1
--------------------------------------------------------------------------------------------------


                April 30, 2001 (19) Mercury Large Cap Value Fund

SCHEDULE OF INVESTMENTS
(CONTINUED)

================================================================================

                            Shares                                                               Percent of
Industry                     Held                Common Stocks                       Value       Net Assets
-----------------------------------------------------------------------------------------------------------
Health Care (concluded)

Health Care                 63,000          UnitedHealth Group Incorporated       $ 4,125,240        1.3%
Providers                   31,000         +Universal Health Services, Inc.
& Services                                  (Class B)                               2,782,560        0.9
(concluded)                 37,000         +Wellpoint Health Networks Inc.          3,635,250        1.2
-----------------------------------------------------------------------------------------------------------
Pharmaceuticals             81,000          Johnson & Johnson                       7,814,880        2.5
-----------------------------------------------------------------------------------------------------------
                                            Total Health Care
                                            (Cost--$52,420,530)                    54,195,620       17.4
-----------------------------------------------------------------------------------------------------------
Industrials

Commercial Services        199,000         +Cendant Corporation                     3,530,260        1.1
& Supplies                  66,000          First Data Corporation                  4,451,040        1.4
                            61,000          H & R Block, Inc.                       3,355,000        1.1
-----------------------------------------------------------------------------------------------------------
                                            Total Industrials
                                            (Cost--$10,010,507)                    11,336,300        3.6
-----------------------------------------------------------------------------------------------------------
Information Technology

Computers &                 71,000         +NCR Corporation                         3,337,710        1.1
Peripherals
-----------------------------------------------------------------------------------------------------------
Electronic Equipment       134,000         +Ingram Micro Inc. (Class A)             1,940,320        0.6
& Instruments               25,000          PerkinElmer, Inc.                       1,672,750        0.5
-----------------------------------------------------------------------------------------------------------
IT Consulting               59,000          Electronic Data Systems Corporation     3,805,500        1.2
& Services
-----------------------------------------------------------------------------------------------------------
Software                   125,000         +Compuware Corporation                   1,285,000        0.4
                            46,000         +DST Systems, Inc.                       2,259,520        0.7
                           210,000         +Sybase, Inc.                            3,307,500        1.1
-----------------------------------------------------------------------------------------------------------
                                            Total Information Technology
                                            (Cost--$17,602,821)                    17,608,300        5.6
-----------------------------------------------------------------------------------------------------------
Telecommunication Services

Diversified                 12,000          SBC Communications Inc.                   495,000        0.2
Telecommunication           18,000          Verizon Communications                    991,260        0.3
Services
-----------------------------------------------------------------------------------------------------------
                                            Total Telecommunication Services
                                            (Cost--$1,403,927)                      1,486,260        0.5
-----------------------------------------------------------------------------------------------------------
Utilities

Electric Utilities          98,000          CMS Energy Corporation                  3,067,400        1.0
                            59,000         +Calpine Corporation                     3,362,410        1.1
                            86,000          Cinergy Corp.                           2,982,480        1.0
                           108,000          FirstEnergy Corp.                       3,272,400        1.0
                            61,000          PPL Corporation                         3,355,000        1.1
                            57,000          Puget Energy, Inc.                      1,353,180        0.4
                            76,000          Reliant Energy, Inc.                    3,765,800        1.2
                            96,000          TECO Energy, Inc.                       3,071,040        1.0
-----------------------------------------------------------------------------------------------------------


                April 30, 2001 (20) Mercury Large Cap Value Fund

SCHEDULE OF INVESTMENTS
(CONCLUDED)

================================================================================

                            Shares                                                              Percent of
Industry                     Held                Common Stocks                      Value       Net Assets
----------------------------------------------------------------------------------------------------------
Utilities (concluded)

Gas Utilities                68,000         El Paso Corporation                 $  4,678,400      1.5%
                            124,000         Sempra Energy                          3,431,080      1.1
----------------------------------------------------------------------------------------------------------
Multi-Utilities             100,000         Questar Corporation                    3,217,000      1.0
                             94,000         UtiliCorp United Inc.                  3,318,200      1.1
----------------------------------------------------------------------------------------------------------
                                            Total Utilities
                                            (Cost--$34,345,354)                   38,874,390     12.5
----------------------------------------------------------------------------------------------------------
                                            Total Investments
                                            (Cost--$286,702,121)                 310,531,460     99.5
----------------------------------------------------------------------------------------------------------

                            Face
                           Amount               Short-Term Securities
----------------------------------------------------------------------------------------------------------
Commercial               $1,134,000         General Motors Acceptance Corp.,
Paper*                                      4.69% due 5/01/2001                    1,134,000      0.4
----------------------------------------------------------------------------------------------------------
                                            Total Short-Term Securities
                                            (Cost--$1,134,000)                     1,134,000      0.4
----------------------------------------------------------------------------------------------------------
Total Investments (Cost--$287,836,121)                                           311,665,460     99.9
Miscellaneous Securities                                                           2,010,000      0.7
Liabilities in Excess of Other Assets                                             (1,815,181)    (0.6)
                                                                                --------------------------
Net Assets                                                                      $311,860,279    100.0%
                                                                                ==========================
----------------------------------------------------------------------------------------------------------

* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Portfolio.
+     Non-income producing security.

      See Notes to Financial Statements.


                April 30, 2001 (21) Mercury Large Cap Value Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of April 30, 2001
--------------------------------------------------------------------------------

MASTER LARGE CAP VALUE PORTFOLIO
================================================================================

Assets:

Investments, at value (identified cost--$287,836,121)              $ 311,665,460
Cash                                                                         671
Miscellaneous securities                                               2,010,000
Receivables:
  Securities sold                                  $  8,008,810
  Contributions                                       2,968,995
  Dividends                                             232,136       11,209,941
                                                   ------------
Prepaid expenses and other assets                                         38,239
                                                                   -------------
Total assets                                                         324,924,311
                                                                   -------------
--------------------------------------------------------------------------------

Liabilities:

Payables:
  Securities purchased                               12,384,538
  Withdrawals                                           449,591
  Investment adviser                                     10,486       12,844,615
                                                   ------------
Accrued expenses and other liabilities                                   219,417
                                                                   -------------
Total liabilities                                                     13,064,032
                                                                   -------------
--------------------------------------------------------------------------------

Net Assets:

Net assets                                                         $ 311,860,279
                                                                   =============
--------------------------------------------------------------------------------

Net Assets Consist of:

Partners' capital                                                  $ 288,030,940
Unrealized appreciation on investments--net                           23,829,339
                                                                   -------------
Net assets                                                         $ 311,860,279
                                                                   =============
--------------------------------------------------------------------------------

See Notes to Financial Statements.


                April 30, 2001 (22) Mercury Large Cap Value Fund

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2001
--------------------------------------------------------------------------------

MASTER LARGE CAP VALUE PORTFOLIO
================================================================================

Investment Income:

Dividends                                                          $  1,476,814
Interest and discount earned                                            110,134
                                                                   ------------
Total income                                                          1,586,948
                                                                   ------------
-------------------------------------------------------------------------------

Expenses:

Investment advisory fees                               $ 631,365
Accounting services                                       89,426
Custodian fees                                            42,058
Professional fees                                         24,693
Trustees' fees and expenses                                8,070
Offering costs                                               499
Pricing fees                                                 362
Other                                                        797
                                                       ---------
Total expenses                                                          797,270
                                                                   ------------
Investment income--net                                                  789,678
                                                                   ------------
-------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) On
Investments--Net:

Realized loss on investments--net                                   (11,572,505)
Change in unrealized appreciation on investments--net                20,582,185
                                                                   ------------
Net Increase in Net Assets Resulting from Operations               $  9,799,358
                                                                   ============
-------------------------------------------------------------------------------

See Notes to Financial Statements.


                April 30, 2001 (23) Mercury Large Cap Value Fund

STATEMENTS OF CHANGES
IN NET ASSETS

MASTER LARGE CAP VALUE PORTFOLIO
================================================================================

                                                                   For the Six    For the Period
                                                                  Months Ended    Dec. 22, 1999+
Increase (Decrease) in Net Assets:                               April 30, 2001  to Oct. 31, 2000
-------------------------------------------------------------------------------------------------
Operations:

Investment income--net                                            $    789,678       $     10,918
Realized loss on investments--net                                  (11,572,505)          (231,704)
Change in unrealized appreciation on investments--net               20,582,185          3,247,154
                                                                  -------------------------------
Net increase in net assets resulting from operations                 9,799,358          3,026,368
                                                                  -------------------------------
-------------------------------------------------------------------------------------------------

Net Capital Contributions:

Increase in net assets derived from net capital contributions      224,922,580         73,111,973
                                                                  -------------------------------
-------------------------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                                       234,721,938         76,138,341
Beginning of period                                                 77,138,341          1,000,000
                                                                  -------------------------------
End of period                                                     $311,860,279       $ 77,138,341
                                                                  ===============================
-------------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


                April 30, 2001 (24) Mercury Large Cap Value Fund

FINANCIAL HIGHLIGHTS

MASTER LARGE CAP VALUE PORTFOLIO
================================================================================

The following ratios have been derived from information provided in the financial statements.

                                             For the Six       For the Period
                                             Months Ended      Dec. 22, 1999+
                                            April 30, 2001    to Oct. 31, 2000
------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                        .73%*              1.24%*
                                              ================================
Expenses                                              .73%*              1.63%*
                                              ================================
Investment income--net                                .72%*               .17%*
                                              ================================
------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)      $    311,860         $    77,138
                                              ================================
Portfolio turnover                                  79.39%              81.99%
                                              ================================
------------------------------------------------------------------------------

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


                April 30, 2001 (25) Mercury Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS

MASTER LARGE CAP VALUE PORTFOLIO
================================================================================

(1)   Significant Accounting Policies:

      Master Large Cap Value Portfolio (the "Portfolio") is part of Master Large Cap Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Derivative financial instruments--The Portfolio may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.


                April 30, 2001 (26) Mercury Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolio's records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

      o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.


                April 30, 2001 (27) Mercury Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

      (e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Portfolio will adopt the provisions to amortize all premiums and discounts on debt securities effective November 1, 2001, as now required under the new AICPA Audit and Accounting Guide for Investment Companies. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolio. The impact of this accounting change has not been determined, but will result in an adjustment to the cost of securities and a corresponding adjustment to net unrealized appreciation/depreciation, based on debt securities held as of October 31, 2001.


                April 30, 2001 (28) Mercury Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .75% of the average daily value of the Portfolio's net assets. Effective January 17, 2001, the annual rate was changed to .50%.

      Prior to January 1, 2001, FAM provided accounting services to the Portfolio at its cost and the Portfolio reimbursed FAM for these services. FAM continues to provide certain accounting services to the Portfolio. The Portfolio reimburses FAM at its cost for such services. For the six months ended April 30, 2001, the Portfolio reimbursed FAM an aggregate of $38,576 for the above-described services. The Portfolio entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Portfolio. The Portfolio pays a fee for these services.

      Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2001 were $403,342,272 and $171,757,231, respectively.

      Net realized gains (losses) for the six months ended April 30, 2001 and net unrealized gains as of April 30, 2001 were as follows:

                                                    Realized         Unrealized
                                                 Gains (Losses)        Gains
      ==========================================================================
      Long-term investments                      $(11,572,520)      $ 23,829,339
      Short-term investments                               15                 --
                                                 -------------------------------
      Total                                      $(11,572,505)      $ 23,829,339
                                                 ===============================
      --------------------------------------------------------------------------


                April 30, 2001 (29) Mercury Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

As of April 30, 2001, net unrealized appreciation for Federal income tax purposes aggregated $23,829,339, of which $29,232,709 related to appreciated securities and $5,403,370 related to depreciated securities. At April 30, 2001, the aggregate cost of investments for Federal income tax purposes was $287,836,121.


                April 30, 2001 (30) Mercury Large Cap Value Fund

[LOGO] Merrill Lynch  Investment Managers


          MUTUAL        MANAGED            ALTERNATIVE         INSTITUTIONAL
          FUNDS         ACCOUNTS           INVESTMENTS       ASSET MANAGEMENT

                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury Large Cap Value Fund of
Mercury Large Cap Series Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

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